Document and Entity Information In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	131,725,128
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2